Average Annual Total Returns - NVIT American Funds Bond Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years	Lipper Core Bond Funds Average (reflects no deduction for fees and expenses) 1 Year	Lipper Core Bond Funds Average (reflects no deduction for fees and expenses) 5 Years	Lipper Core Bond Funds Average (reflects no deduction for fees and expenses) 10 Years
Total	9.21%	4.52%	3.51%	7.51%	4.44%	3.84%	8.14%	4.62%	3.87%